Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of defined benefit plans [abstract]
Present value of the defined benefit obligation	$ (5,411,069)		$ (5,620,509)
Fair value of plan assets	1,385,696		1,453,335
Funded status	(4,025,373)		(4,167,174)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (4,025,373)	$ (134,583)	$ (4,167,174)